Going Concern (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2015
Going Concern
Net Loss for the Period	$ (20,842)	$ (35,729)	$ (56,571)